-----------------------------
                                                   |       OMB APPROVAL        |
                                                   |---------------------------|
                                                   | OMB Number:     3235-0006 |
                                                   | Expires: October 31, 2000 |
                                                   | Estimated average         |
                                                   |   burden hours            |
                                                   |   per response ..... 24.7 |
                                                   -----------------------------


               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2000
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                 August 15, 2000

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   86

Form 13F Information Table Value Total:   $120,924 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2


                                                  FORM 13F INFORMATION TABLE MINUS


         Col. 1                      Col. 2          Col. 3       Col. 4       Col. 5      Col. 6      Col. 7          Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                Fair Market   Shares or  Investment    Other     -------------------
Name of Issuer                   Title of Class     CUSIP No.   Val (x$1000)   Prn Amt   Discretion   Managers   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
A T & T                               Com          001957 10 9       158         5,000   Shared-Def     2,3      5,000
------------------------------------------------------------------------------------------------------------------------------------
A T & T                               Com          001957 10 9       133         4,200   Shared-Def    1,2,3     4,200
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp                    Com          077853 10 9     1,071        21,100   Shared-Def             21,100
------------------------------------------------------------------------------------------------------------------------------------
Bestfoods                             Com          08658U 10 1     1,710        24,700   Shared-Def     2,3     24,700
------------------------------------------------------------------------------------------------------------------------------------
Bestfoods                             Com          08658U 10 1       720        10,400   Shared-Def             10,400
------------------------------------------------------------------------------------------------------------------------------------
Bestfoods                             Com          08658U 10 1       727        10,500   Shared-Def    1,2,3    10,500
------------------------------------------------------------------------------------------------------------------------------------
Bestfoods                             Com          08658U 10 1       997        14,400   Shared-Def    2,3,5    14,400
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp New              Com          16161A 10 8     1,202        26,100   Shared-Def     2,3     26,100
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp New              Com          16161A 10 8     1,152        25,000   Shared-Def             25,000
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp New              Com          16161A 10 8       977        21,200   Shared-Def    1,2,3    21,200
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp New              Com          16161A 10 8     1,276        27,700   Shared-Def    2,3,5    27,700
------------------------------------------------------------------------------------------------------------------------------------
Colt Telecom Group PLC           Sponsored ADR     196877 10 4       543         4,000   Shared-Def     2,3      4,000
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                       Com          204493 10 0       631        24,700   Shared-Def     2,3     24,700
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                       Com          204493 10 0     1,025        40,100   Shared-Def             40,100
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                       Com          204493 10 0     1,191        46,600   Shared-Def    1,2,3    46,600
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                       Com          204493 10 0     1,981        77,500   Shared-Def    2,3,5    77,500
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Sys New               Com          285661 10 4     3,076        73,900   Shared-Def     2,3     73,900
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Sys New               Com          285661 10 4     1,311        31,500   Shared-Def             31,500
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Sys New               Com          285661 10 4       803        19,300   Shared-Def    1,2,3    19,300
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data Sys New               Com          285661 10 4     1,053        25,300   Shared-Def    2,3,5    25,300
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp                 3.25% Conv '03    421924 AF 8     2,528     3,200,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp                 3.25% Conv '03    421924 AF 8     2,311     2,925,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp                 3.25% Conv '03    421924 AF 8     2,568     3,250,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp                 3.25% Conv '03    421924 AF 8       296       375,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp                5% Conv '06      432848 AL 3     1,975     2,500,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp                5% Conv '06      432848 AL 3     3,437     4,350,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp                5% Conv '06      432848 AL 3     2,943     3,725,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp                5% Conv '06      432848 AL 3       336       425,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                    Com          438516 10 6     2,449        72,700   Shared-Def     2,3     72,700
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                    Com          438516 10 6     1,179        35,000   Shared-Def             35,000
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                    Com          438516 10 6       616        18,300   Shared-Def    1,2,3    18,300
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                    Com          438516 10 6       809        24,000   Shared-Def    2,3,5    24,000
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                     Com          281667 10 5       973        64,600   Shared-Def     2,3     64,600
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                     Com          281667 10 5       699        46,400   Shared-Def             46,400
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                     Com          281667 10 5       678        45,000   Shared-Def    1,2,3    45,000
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co                     Com          281667 10 5     1,356        90,000   Shared-Def    2,3,5    90,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc               Com          549463 10 7     2,595        43,800   Shared-Def     2,3     43,800
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc               Com          549463 10 7     1,422        24,000   Shared-Def             24,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc               Com          549463 10 7     2,074        35,000   Shared-Def    1,2,3    35,000
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc               Com          549463 10 7     4,473        75,500   Shared-Def    2,3,5    75,500
------------------------------------------------------------------------------------------------------------------------------------
Magna Intl Inc                  4.875% Conv '05    559222 AG 9     1,356     1,500,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Magna Intl Inc                  4.875% Conv '05    559222 AG 9     2,937     3,250,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Magna Intl Inc                  4.875% Conv '05    559222 AG 9       678       750,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Magna Intl Inc                  4.875% Conv '05    559222 AG 9       226       250,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Inc                     5% Conv '02      560321 AD 3     1,337     1,625,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Inc                     5% Conv '02      560321 AD 3       370       450,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Inc                     5% Conv '02      560321 AD 3     2,180     2,650,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Mail-Well Inc                     5% Conv '02      560321 AD 3       226       275,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                    4.5% Conv '03     574670 AB 1     2,257     3,050,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                    4.5% Conv '03     574670 AB 1       426       575,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                    4.5% Conv '03     574670 AB 1     2,590     3,500,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc                    4.5% Conv '03     574670 AB 1       278       375,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------



Millennium Pharmaceuticals Inc        Com          599902 10 3     6,690        59,800   Shared-Def     2,3     59,800
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals Inc        Com          599902 10 3     2,238        20,000   Shared-Def             20,000
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals Inc        Com          599902 10 3     1,913        17,100   Shared-Def    1,2,3    17,100
------------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals Inc        Com          599902 10 3     1,880        16,800   Shared-Def    2,3,5    16,800
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                            Com          670346 10 5     1,005        30,000   Shared-Def     2,3     30,000
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                            Com          670346 10 5       526        15,700   Shared-Def             15,700
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                            Com          670346 10 5       834        24,900   Shared-Def    1,2,3    24,900
------------------------------------------------------------------------------------------------------------------------------------
Nucor Corp                            Com          670346 10 5     1,079        32,200   Shared-Def    2,3,5    32,200
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      5% Conv '07      681904 AD 0     2,764     4,125,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      5% Conv '07      681904 AD 0     3,149     4,700,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      5% Conv '07      681904 AD 0     2,513     3,750,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                      5% Conv '07      681904 AD 0       285       425,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                      Com          724479 10 0       767        19,200   Shared-Def     2,3     19,200
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                      Com          724479 10 0       591        14,800   Shared-Def             14,800
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                      Com          724479 10 0       763        19,100   Shared-Def    1,2,3    19,100
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                      Com          724479 10 0       859        21,500   Shared-Def    2,3,5    21,500
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                  Com          806605 10 1     1,641        32,500   Shared-Def             32,500
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp                           Com          852061 50 6     1,034        17,400   Shared-Def     2,3     17,400
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp                           Com          852061 50 6     1,201        20,200   Shared-Def             20,200
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp                           Com          852061 50 6       838        14,100   Shared-Def    1,2,3    14,100
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp                           Com          852061 50 6     1,100        18,500   Shared-Def    2,3,5    18,500
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instrs Inc           Com          858495 10 4       339        20,575   Shared-Def    2,3,5    20,575
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Living Inc      5.5% Conv '02     86768K AC 0     2,199     2,550,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Living Inc      5.5% Conv '02     86768K AC 0       496       575,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Living Inc      5.5% Conv '02     86768K AC 0     3,019     3,500,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Sunrise Assisted Living Inc      5.5% Conv '02     86768K AC 0       323       375,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp             4.25% Conv '03    883556 AF 9     2,185     2,375,000   Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp             4.25% Conv '03    883556 AF 9        23        25,000   Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp             4.25% Conv '03    883556 AF 9     1,357     1,475,000   Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp             4.25% Conv '03    883556 AF 9       115       125,000   Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                  Com          949746 10 1     1,203        30,800   Shared-Def     2,3     30,800
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                  Com          949746 10 1       980        25,100   Shared-Def             25,100
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                  Com          949746 10 1       809        20,700   Shared-Def    1,2,3    20,700
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                  Com          949746 10 1     1,891        48,400   Shared-Def    2,3,5    48,400
------------------------------------------------------------------------------------------------------------------------------------
                                                                 120,924
------------------------------------------------------------------------------------------------------------------------------------